Offerings	Nov. 06, 2026 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.0001 per share
Fee Rate	0.0087%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred stock, par value $0.0001 per share
Fee Rate	0.0087%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.0087%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Warrants
Fee Rate	0.0087%
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Rights
Fee Rate	0.0087%
Offering: 6
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Units
Fee Rate	0.0087%
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 42,141,592.82
Fee Rate	0.0087%
Amount of Registration Fee	$ 3,666.32
Offering Note	(1) There are being registered hereunder such indeterminate number of shares of Class A common stock, par value $0.0001 per share (the "Class A common stock"), such indeterminate number of shares of preferred stock, par value $0.0001 per share, such indeterminate principal amount of debt securities, such indeterminate number of warrants to purchase Class A common stock, preferred stock and/or debt securities, such indeterminate number of rights to purchase Class A common stock, preferred stock or other securities, and such indeterminate number of units, as shall have an aggregate initial offering price not to exceed $150,000,000. The securities registered hereunder also include such indeterminate number of shares of Class A common stock and preferred stock and such indeterminate amount of debt securities as may be issued upon conversion of, or in exchange for, or upon exercise of, as applicable, any securities registered hereunder that provide for such conversion, exchange or exercise. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The securities registered hereunder include up to $50,000,000 of Class A common stock that may be issued and sold from time to time under the Amended and Restated At Market Issuance Sales Agreement, dated December 29, 2025, with B. Riley Securities, Inc. and BTIG, LLC, which amount is included in, and not in addition to, the $150,000,000 aggregate amount registered hereunder. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers such indeterminate number of additional securities as may become issuable to prevent dilution resulting from stock splits, stock dividends and similar transactions. (2) The proposed maximum offering price per unit and the proposed maximum aggregate offering price per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and are not specified as to each class of security pursuant to General Instruction II.D. of Form S-3 under the Securities Act. (3) Pursuant to Rule 415(a)(6) under the Securities Act, this registration statement includes $107,858,407.18 of unsold securities (the "Unsold Securities") previously registered by the registrant on its registration statement on Form S-3 (File No. 333-275449), which was initially filed on November 9, 2023 and declared effective on November 22, 2023 (the "Prior Registration Statement"), which registered an aggregate of $150,000,000 of securities, of which $42,141,592.82 of shares of Class A common stock have been sold under the Prior Registration Statement as of the date of filing of this registration statement. The registrant previously paid a filing fee of $15,919.90 in connection with the Unsold Securities under the Prior Registration Statement, which will continue to be applied to the Unsold Securities. Accordingly, a filing fee is being paid herewith only with respect to $42,141,592.82 of newly registered securities. Pursuant to Rule 415(a)(6), the offering of the Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement. If the registrant sells any Unsold Securities pursuant to the Prior Registration Statement after the date of filing, and prior to the date of effectiveness, of this registration statement, the registrant will file a pre-effective amendment to this registration statement updating the amount of Unsold Securities to be included in this registration statement pursuant to Rule 415(a)(6) and the amount of new securities to be registered on this registration statement.
Offering: 8
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.0001 per share
Carry Forward Form Type	S-3
Carry Forward File Number	333-275449
Carry Forward Initial Effective Date	Nov. 22, 2023
Offering: 9
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Preferred stock, par value $0.0001 per share
Carry Forward Form Type	S-3
Carry Forward File Number	333-275449
Carry Forward Initial Effective Date	Nov. 22, 2023
Offering: 10
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Debt Securities
Carry Forward Form Type	S-3
Carry Forward File Number	333-275449
Carry Forward Initial Effective Date	Nov. 22, 2023
Offering: 11
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Warrants
Carry Forward Form Type	S-3
Carry Forward File Number	333-275449
Carry Forward Initial Effective Date	Nov. 22, 2023
Offering: 12
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Rights
Carry Forward Form Type	S-3
Carry Forward File Number	333-275449
Carry Forward Initial Effective Date	Nov. 22, 2023
Offering: 13
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Units
Carry Forward Form Type	S-3
Carry Forward File Number	333-275449
Carry Forward Initial Effective Date	Nov. 22, 2023
Offering: 14
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 107,858,407.18
Carry Forward Form Type	S-3
Carry Forward File Number	333-275449
Carry Forward Initial Effective Date	Nov. 22, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 15,919.90
Offering Note	(3) Pursuant to Rule 415(a)(6) under the Securities Act, this registration statement includes $107,858,407.18 of unsold securities (the "Unsold Securities") previously registered by the registrant on its registration statement on Form S-3 (File No. 333-275449), which was initially filed on November 9, 2023 and declared effective on November 22, 2023 (the "Prior Registration Statement"), which registered an aggregate of $150,000,000 of securities, of which $42,141,592.82 of shares of Class A common stock have been sold under the Prior Registration Statement as of the date of filing of this registration statement. The registrant previously paid a filing fee of $15,919.90 in connection with the Unsold Securities under the Prior Registration Statement, which will continue to be applied to the Unsold Securities. Accordingly, a filing fee is being paid herewith only with respect to $42,141,592.82 of newly registered securities. Pursuant to Rule 415(a)(6), the offering of the Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement. If the registrant sells any Unsold Securities pursuant to the Prior Registration Statement after the date of filing, and prior to the date of effectiveness, of this registration statement, the registrant will file a pre-effective amendment to this registration statement updating the amount of Unsold Securities to be included in this registration statement pursuant to Rule 415(a)(6) and the amount of new securities to be registered on this registration statement.